Warrants (Tables)	12 Months Ended
Dec. 31, 2018
Warrants and Rights Note Disclosure [Abstract]
Summary of Common Stock Warrants Activity

The following table presents the Company’s common stock warrant activity for the years ended December 31, 2018 and 2017:

	Warrants		Weighted Average Exercise Price
	Outstanding	Exercisable	Outstanding	Exercisable
Balance, Jan 1, 2017	274	274	$194.10	$194.10
Issued	210,134	207,351	115.20	115.50
Exercised	(1,160)	(1,160)	88.50	88.50

Balance, Dec 31, 2017	209,248	206,465	115.50	115.80
Previously issued warrants which became exercisable	—	2,783	72.00	72.00
Issued	—	—	—	—
Exercised	(40,185)	(40,185)	88.50	88.50

Balance, Dec 31, 2018	169,063	169,063	$121.50	$121.50